Leases (Details) - Achedule of maturity analysis of lease liabilities - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Achedule of maturity analysis of lease liabilities [Abstract]
Depreciation expense of right-of-use assets	$ 84,884	$ 85,117
Interest expense on lease liabilities	57,779	74,149
Expenses relating to short-term lease	474,865	89,362
Total amount recognized in profit or loss	$ 617,528	$ 248,628